S000065599 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
iShares Genomics Immunology and Healthcare ETF | iShares Genomics Immunology and Healthcare ETF
Prospectus [Line Items]
Annual Return [Percent]	(0.99%)	(7.76%)	(42.10%)	(4.00%)	54.49%